Repurchases of Common Stock (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Jan. 30, 2014
Accelerated Share Repurchases [Line Items]
Treasury Stock Acquired, Average Cost Per Share Three Years	$ 62.44
Repurchases of common stock (in shares)	7,925,227		3,306,433	2,799,115
Treasury Stock Acquired, Average Cost Per Share	$ 68.31		$ 58.98	$ 49.92
Treasury Stock, Value, Acquired, Excluding Fees	$ 541,371,000
Repurchases of common stock	545,140,000		195,004,000	139,724,000
Open Market Share Repurchase [Member]
Class of Stock Disclosures [Abstract]
Additional repurchase program, authorized amount					500,000,000 [1]
Accelerated Share Repurchases [Line Items]
Repurchases of common stock (in shares)	2,633,526
Treasury Stock Acquired, Average Cost Per Share	$ 64.77
Repurchases of common stock	170,582,000
Tender Offer [Member]
Class of Stock Disclosures [Abstract]
Additional repurchase program, authorized amount					350,000,000.0
Stock Repurchase Program, Number of Shares Authorized to be Repurchased, Option to Increase Repurchase Amount, Percentage of Outstanding Shares					2.00%
Accelerated Share Repurchases [Line Items]
Repurchases of common stock (in shares)	5,291,701	[2]
Treasury Stock Acquired, Average Cost Per Share	$ 70.07	[2]
Repurchases of common stock	370,789,000	[2]
Professional fees paid	$ 3,720,000

[1]	In addition to these amounts, the repurchase program approved by our Board of Directors allows for the use of cash proceeds received from the exercise of stock options by our officers, directors, and employees.
[2]	Fees and expenses totaling $3.7 million associated with the tender offer do not impact the repurchase program approved by our Board, are excluded from the total purchase price shown here and were recorded as part of the cost of treasury stock in our Consolidated Balance Sheets.